Schedule of Deferred Tax (Details)	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Deferred tax assets:
Balance, beginning of the year			£ 176,923
Additions	31,649	25,038	110,323
Recognized in the consolidated statements of income and comprehensive income			(176,923)
Valuation allowance	(31,649)	(25,038)	(110,323)
Balance, beginning of the year